INCOME TAXES - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Opening balance	$ 1,802	$ 3,338	$ 5,669
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	1,764	0	63
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	2,858	886	2,645
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	(2,422)	(5,039)
Closing balance	$ 6,424	$ 1,802	$ 3,338